Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000013178 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000013178 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013178 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013178 | A
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000013178 | AA
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000013178 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000013178 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.90%
C000013178 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013178 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013178 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013178 | Education
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013178 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.20%
C000013178 | Housing
Holdings [Line Items]
Percent of Total Investments	10.20%
C000013178 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.90%
C000013178 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	13.20%
C000013178 | Hospital
Holdings [Line Items]
Percent of Total Investments	13.90%
C000013178 | General Obligations
Holdings [Line Items]
Percent of Total Investments	14.90%
C000013180 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000013180 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013180 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013180 | A
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000013180 | AA
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000013180 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000013180 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.90%
C000013180 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013180 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013180 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013180 | Education
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013180 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.20%
C000013180 | Housing
Holdings [Line Items]
Percent of Total Investments	10.20%
C000013180 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.90%
C000013180 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	13.20%
C000013180 | Hospital
Holdings [Line Items]
Percent of Total Investments	13.90%
C000013180 | General Obligations
Holdings [Line Items]
Percent of Total Investments	14.90%
C000063956 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000063956 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063956 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063956 | A
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000063956 | AA
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000063956 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063956 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063956 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.70%
C000063956 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063956 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000063956 | Education
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063956 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.20%
C000063956 | Housing
Holdings [Line Items]
Percent of Total Investments	10.20%
C000063956 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.90%
C000063956 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	13.20%
C000063956 | Hospital
Holdings [Line Items]
Percent of Total Investments	13.90%
C000063956 | General Obligations
Holdings [Line Items]
Percent of Total Investments	14.90%
C000013104 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000013104 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000013104 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000013104 | A
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000013104 | AA
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000013104 | AAA
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000013104 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013104 | Education
Holdings [Line Items]
Percent of Total Investments	7.30%
C000013104 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013104 | Housing
Holdings [Line Items]
Percent of Total Investments	14.60%
C000013104 | Transportation
Holdings [Line Items]
Percent of Total Investments	13.30%
C000013104 | Hospital
Holdings [Line Items]
Percent of Total Investments	17.50%
C000013104 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.40%
C000013104 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.00%
C000013104 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013106 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000013106 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000013106 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000013106 | A
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000013106 | AA
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000013106 | AAA
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000013106 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013106 | Education
Holdings [Line Items]
Percent of Total Investments	7.30%
C000013106 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013106 | Housing
Holdings [Line Items]
Percent of Total Investments	14.60%
C000013106 | Transportation
Holdings [Line Items]
Percent of Total Investments	13.30%
C000013106 | Hospital
Holdings [Line Items]
Percent of Total Investments	17.50%
C000013106 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.40%
C000013106 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.00%
C000013106 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063947 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000063947 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063947 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000063947 | A
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000063947 | AA
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000063947 | AAA
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000063947 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.70%
C000063947 | Education
Holdings [Line Items]
Percent of Total Investments	7.30%
C000063947 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000063947 | Housing
Holdings [Line Items]
Percent of Total Investments	14.60%
C000063947 | Transportation
Holdings [Line Items]
Percent of Total Investments	13.30%
C000063947 | Hospital
Holdings [Line Items]
Percent of Total Investments	17.50%
C000063947 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.40%
C000063947 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063947 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013120 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000013120 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000013120 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013120 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000013120 | AA
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000013120 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013120 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.90%
C000013120 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000013120 | Education
Holdings [Line Items]
Percent of Total Investments	9.10%
C000013120 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013120 | Housing
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013120 | Transportation
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013120 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.30%
C000013120 | Hospital
Holdings [Line Items]
Percent of Total Investments	13.40%
C000013120 | General Obligations
Holdings [Line Items]
Percent of Total Investments	33.90%
C000013120 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	5.90%
C000013120 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013122 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000013122 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000013122 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013122 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000013122 | AA
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000013122 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013122 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.90%
C000013122 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000013122 | Education
Holdings [Line Items]
Percent of Total Investments	9.10%
C000013122 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013122 | Housing
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013122 | Transportation
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013122 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.30%
C000013122 | Hospital
Holdings [Line Items]
Percent of Total Investments	13.40%
C000013122 | General Obligations
Holdings [Line Items]
Percent of Total Investments	33.90%
C000013122 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	5.90%
C000013122 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	7.70%
C000092719 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092719 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092719 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092719 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000092719 | AA
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000092719 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092719 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092719 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092719 | Education
Holdings [Line Items]
Percent of Total Investments	9.10%
C000092719 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092719 | Housing
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092719 | Transportation
Holdings [Line Items]
Percent of Total Investments	7.80%
C000092719 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.30%
C000092719 | Hospital
Holdings [Line Items]
Percent of Total Investments	13.40%
C000092719 | General Obligations
Holdings [Line Items]
Percent of Total Investments	33.90%
C000092719 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	5.90%
C000092719 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013136 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000013136 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013136 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000013136 | A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000013136 | AA
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000013136 | AAA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000013136 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.00%
C000013136 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013136 | Education
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013136 | Housing
Holdings [Line Items]
Percent of Total Investments	7.20%
C000013136 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.70%
C000013136 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	22.80%
C000013136 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.70%
C000013136 | General Obligations
Holdings [Line Items]
Percent of Total Investments	11.00%
C000013136 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000013136 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013138 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000013138 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013138 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000013138 | A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000013138 | AA
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000013138 | AAA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000013138 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.00%
C000013138 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013138 | Education
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013138 | Housing
Holdings [Line Items]
Percent of Total Investments	7.20%
C000013138 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.70%
C000013138 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	22.80%
C000013138 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.70%
C000013138 | General Obligations
Holdings [Line Items]
Percent of Total Investments	11.00%
C000013138 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000013138 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	8.30%
C000063950 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063950 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063950 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000063950 | A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000063950 | AA
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000063950 | AAA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000063950 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063950 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000063950 | Education
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063950 | Housing
Holdings [Line Items]
Percent of Total Investments	7.20%
C000063950 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.70%
C000063950 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	22.80%
C000063950 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.70%
C000063950 | General Obligations
Holdings [Line Items]
Percent of Total Investments	11.00%
C000063950 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000063950 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013142 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013142 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013142 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013142 | A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013142 | AA
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000013142 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000013142 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013142 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013142 | Education
Holdings [Line Items]
Percent of Total Investments	7.30%
C000013142 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013142 | Housing
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013142 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013142 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.90%
C000013142 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.30%
C000013142 | General Obligations
Holdings [Line Items]
Percent of Total Investments	52.40%
C000013144 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013144 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013144 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013144 | A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013144 | AA
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000013144 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000013144 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013144 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013144 | Education
Holdings [Line Items]
Percent of Total Investments	7.30%
C000013144 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013144 | Housing
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013144 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013144 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.90%
C000013144 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.30%
C000013144 | General Obligations
Holdings [Line Items]
Percent of Total Investments	52.40%
C000092722 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092722 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092722 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092722 | A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092722 | AA
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000092722 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000092722 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092722 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092722 | Education
Holdings [Line Items]
Percent of Total Investments	7.30%
C000092722 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092722 | Housing
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092722 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092722 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092722 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.30%
C000092722 | General Obligations
Holdings [Line Items]
Percent of Total Investments	52.40%
C000013151 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000013151 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000013151 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000013151 | A
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000013151 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000013151 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000013151 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013151 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000013151 | Education
Holdings [Line Items]
Percent of Total Investments	10.80%
C000013151 | Housing
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013151 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000013151 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.70%
C000013151 | Hospital
Holdings [Line Items]
Percent of Total Investments	17.10%
C000013151 | General Obligations
Holdings [Line Items]
Percent of Total Investments	16.40%
C000013151 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013151 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013153 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000013153 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000013153 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000013153 | A
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000013153 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000013153 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000013153 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013153 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000013153 | Education
Holdings [Line Items]
Percent of Total Investments	10.80%
C000013153 | Housing
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013153 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000013153 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.70%
C000013153 | Hospital
Holdings [Line Items]
Percent of Total Investments	17.10%
C000013153 | General Obligations
Holdings [Line Items]
Percent of Total Investments	16.40%
C000013153 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013153 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	7.70%
C000063952 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000063952 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063952 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063952 | A
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000063952 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000063952 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063952 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.60%
C000063952 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000063952 | Education
Holdings [Line Items]
Percent of Total Investments	10.80%
C000063952 | Housing
Holdings [Line Items]
Percent of Total Investments	7.10%
C000063952 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000063952 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.70%
C000063952 | Hospital
Holdings [Line Items]
Percent of Total Investments	17.10%
C000063952 | General Obligations
Holdings [Line Items]
Percent of Total Investments	16.40%
C000063952 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063952 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013157 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000013157 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013157 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000013157 | A
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000013157 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000013157 | AAA
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000013157 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013157 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013157 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013157 | Education
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013157 | Housing
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013157 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.90%
C000013157 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	13.70%
C000013157 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.30%
C000013157 | General Obligations
Holdings [Line Items]
Percent of Total Investments	16.90%
C000013157 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000013157 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013157 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013159 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000013159 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013159 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000013159 | A
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000013159 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000013159 | AAA
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000013159 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013159 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013159 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013159 | Education
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013159 | Housing
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013159 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.90%
C000013159 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	13.70%
C000013159 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.30%
C000013159 | General Obligations
Holdings [Line Items]
Percent of Total Investments	16.90%
C000013159 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000013159 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013159 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	5.40%
C000063953 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000063953 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063953 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000063953 | A
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000063953 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000063953 | AAA
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000063953 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063953 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000063953 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000063953 | Education
Holdings [Line Items]
Percent of Total Investments	6.30%
C000063953 | Housing
Holdings [Line Items]
Percent of Total Investments	8.30%
C000063953 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.90%
C000063953 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	13.70%
C000063953 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.30%
C000063953 | General Obligations
Holdings [Line Items]
Percent of Total Investments	16.90%
C000063953 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000063953 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000063953 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	5.40%